Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 6,452		€ 5,554	€ 2,595
Cash flows from operating activities, Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		(1,505)		(1,226)	(515)
Restructuring activities		(220)		118	(261)
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(84)		128	(276)
Impairment, depreciation and other amortization, and accretion		(3,601)		(3,338)	(3,169)
Share of net income from equity method investments		107		(129)	(197)
Deferred tax expense (benefit)		(163)		894	(62)
Income (loss) adjusted for noncash charges, credits and other items		11,964		9,104	6,129
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(699)		102	97
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(3,285)		(3,046)	102
Non-Trading financial assets mandatory at fair value through profit and loss		793		1,511	(12,124)
Financial assets designated at fair value through profit or loss		93		(31)	309
Loans at amortized cost		9,686		(12,059)	(42,707)
Other assets		(1,384)		(459)	8,046
Deposits		(2,299)		19,191	34,625
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	29,493		(6,046)	11,144
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		2,456		(187)	(3,249)
Other short-term borrowings		4,534		1,065	477
Other liabilities		777		12,377	(17,823)
Senior long-term debt	[2]	(11,880)		(17,019)	(6,191)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(35,515)		2,145	19,598
Other, net		872		(8,762)	(1,386)
Net cash provided by (used in) operating activities		5,606		(2,113)	(2,952)
Income taxes paid (received), net		955		1,288	1,031
Interest paid	[3]	25,454		9,286	5,769
Interest received	[3]	42,886		22,817	15,981
Dividend received		106		87	364
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		15,646		15,450	52,131
Maturities of financial assets at fair value through other comprehensive income		19,437		21,557	21,424
Sale of debt securities held to collect at amortized cost		0		0	67
Maturities of debt securities held to collect at amortized cost		8,025		6,519	5,468
Sale of equity method investments		20		118	23
Sale of property and equipment		33		22	114
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(38,648)		(42,991)	(46,801)
Debt Securities held to collect at amortized cost		(4,859)		(16,696)	(7,166)
Equity method investments		60		171	100
Property and equipment		422		337	550
Net cash received in (paid for) business combinations/divestitures		(361)		439	(5)
Other, net		(1,386)		(1,086)	(1,010)
Net cash provided by (used in) investing activities		(2,576)		(17,175)	23,595
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		1,432	[4]	2,716	1,146
Repayments and extinguishments of subordinated long-term debt		1,471	[4]	90	42
Issuances of trust preferred securities		0	[5]	0	0
Repayments and extinguishments of trust preferred securities		(225)	[5]	0	(504)
Principal portion of lease payments		534		607	679
Common shares issued		0		0	0
Purchases of treasury shares		857		695	346
Sale of treasury shares		0		0	35
Additional Equity Components (AT1) issued		0		2,000	2,500
Additional Equity Components (AT1) repaid		(0)		1,750	(0)
Purchases of Additional Equity Components (AT1)		400		4,058	2,662
Sale of Additional Equity Components (AT1)		415		4,074	2,642
Coupon on additional equity components, pre tax		498		479	363
Dividends paid to noncontrolling interests		100		96	85
Net change in noncontrolling interests		(5)		5	(13)
Cash dividends paid to Deutsche Bank shareholders		610		406	0
Net cash provided by (used in) financing activities		(2,852)		614	1,630
Net effect of exchange rate changes on cash and cash equivalents		(2,036)		4,354	1,345
Net increase (decrease) in cash and cash equivalents		(1,857)		(14,320)	23,618
Cash and cash equivalents at beginning of period		165,626		179,946	156,328
Cash and cash equivalents at end of period		163,768		165,626	179,946
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[6]	159,326		159,876	174,089
Interbank balances (w/o central banks)	[7]	4,442		5,749	5,857
Cash and cash equivalents		€ 163,768		€ 165,626	€ 179,946

[1]	Included are senior long-term debt issuances of € 6.5 billion and € 2.5 billion and repayments and extinguishments of € 1.2 billion and € 738 million through December 31, 2023 and December 31, 2022, respectively
[2]	Included are issuances of € 26.8 billion and € 36.4 billion and repayments and extinguishments of € 40.1 billion and € 44.2 billion through December 31, 2023 and December 31, 2022, respectively.
[3]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application under IAS 39. Interest paid and received on derivatives not meeting the IAS 39 hedge accounting requirements are recognized in Net gains (losses) on financial assets/liabilities at fair value through profit and loss
[4]	Non-cash changes for Subordinated Long Term Debt are € (31) million in total and mainly driven by Fair Value changes of € 139 million and Foreign Exchange movements of € (173) million through December 31, 2023 and € (141) million in total mainly driven by Fair Value changes of € (464) million and Foreign Exchange movements of € 321 million through December 31, 2022.
[5]	Non-cash changes for Trust Preferred Securities are € 15 million in total and mainly driven by Fair Value changes of € 8 million through December 31, 2023 and € (28) million in total and mainly driven by Fair Value changes of € (33) million through December 31, 2022.
[6]	Not included: Interest-earning time deposits with central banks of € 19.1 billion as of December 31, 2023 and € 19.0 billion as of December 31, 2022.
[7]	Not included: Interest-earning time deposits with banks of € 1.7 billion as of December 31, 2023 and € 1.4 billion as of December 31, 2022.